VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.07

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	3	207	1.45%	207
Amortization Term	0	207	0.00%	207
Amortization Type	0	207	0.00%	207
City	0	207	0.00%	207
Contract Sales Price	0	62	0.00%	207
First Interest Rate Change Date	1	102	0.98%	207
First Payment Change Date	1	102	0.98%	207
Index Type	0	102	0.00%	207
Interest Only	0	207	0.00%	207
Interest Rate Change Frequency	0	102	0.00%	207
Interest Rate Initial Cap	0	102	0.00%	207
Interest Rate Initial Maximum	0	102	0.00%	207
Interest Rate Life Cap	0	102	0.00%	207
Interest Rate Life Floor	0	102	0.00%	207
Interest Rate Life Max	0	102	0.00%	207
Interest Rate Periodic Cap	0	102	0.00%	207
Investment Property Type	0	207	0.00%	207
Lien Position	0	207	0.00%	207
LTV Valuation Value	1	207	0.48%	207
Margin	0	102	0.00%	207
Maturity Date	0	207	0.00%	207
Next Interest Rate Change Date	1	102	0.98%	207
Note Date	0	207	0.00%	207
Original Interest Rate	0	207	0.00%	207
Original Loan Amount	0	207	0.00%	207
Original LTV	0	207	0.00%	207
Original P&I	2	207	0.97%	207
Original Term	0	207	0.00%	207
Prepayment Penalty Period (months)	0	203	0.00%	207
Prepayment Terms	0	203	0.00%	207
Purpose	0	207	0.00%	207
Refi Purpose	1	145	0.69%	207
Representative FICO	9	206	4.37%	207
State	0	207	0.00%	207
Street	0	207	0.00%	207
Zip	0	207	0.00%	207
Total	19	5,976	9.18%	207